Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of share capital
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value as of December 31, 2021, and no-par value as of December 31, 2022	200,000	50,000	24,661	23,850	-	-	-	-

Schedule of warrants outstanding
2022
Series	Date of grant	Number of warrants conversion to equivalent ADSs(***)	exercise price per warrant in USD(***)	Expiration date

Series L(*)	November 2017	6,750	135	May 27, 2023
Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Total		224,414

2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs (***)	exercise price per warrant in USD (***)	Expiration date

Series I(*)	December 2016	665	540	June 06, 2022
Series J(**)	December 2016	33	540	June 06, 2022
Warrants A(*)	March 2017	35,715	210	March 29, 2022
Placement 03/2017(**)	March 2017	2,500	262.5	March 29, 2022
Series L(*)	November 2017	6,750	135	May 27, 2023
Series M(**)	November 2017	945	150	November 24, 2022
Warrants C(*)	July 2018	176,045	52.5	July 18, 2023
Warrants C(**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants(*)	July 2018	13,242	65.63	July 18, 2023
Algomizer (Note 3)(**)	September 2019	22,222	60	September 3, 2022
Total		286,494

Schedule of grants of options to employees and other service
Date of grant	Number of options granted (**)	exercise price per option to ordinary shares (**)	Currency exercise	Fair value on grant date in thousands	Number of options outstanding- December 31, 2022	Number of options exercisable at 31, December 2022	Expiration date

October 2017	38,150	32.4	NIS	942 NIS	13,850	13,850	October 17, 2023
January 2019(*)	150,000	11.8	NIS	947 NIS	112,500	112,500	January 9, 2025
July 2019(*)	62,500	11.8	NIS	325 NIS	62,500	54,688	July 25, 2025
June 2020	62,500	11.8	NIS	283 NIS	62,500	52,083	May 31, 2026
July 2020(*)	37,500	8.96	NIS	123 NIS	37,500	28,125	July 8, 2026
October 2020	15,000	11.8	NIS	70 NIS	15,000	10,000	October 21, 2026
June 2021(*)	900,000	1.783	USD	1,221 USD	900,000	525,000	June 29, 2027
June 2021	280,000	1.783	USD	380 USD	280,000	163,333	June 29, 2027
June 2021	100,000	1.783	USD	136 USD	100,000	50,000	June 1, 2027
October 2021	90,000	1.783	USD	91 USD	90,000	30,000	October 12, 2027
Total	1,735,650				1,673,850	1,039,579

Schedule of options calculated using the Black and Scholes options pricing model
Date of grant	Fair value on grant date- in thousands	Share price on date of grant (*)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109 NIS	32.4 NIS	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947 NIS	10.12 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	8.72 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	7.94 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	5.8 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70 NIS	8 NIS	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years
June 2021	1,737 USD	1.8 USD	None	87%	0.69%	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	1.4 USD	None	85%	0.47%	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

Schedule of share options and the weighted averages of their exercise prices
	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	1,674,950	7.02	348,182	13.6	213,820	17.6
Granted	-	-	1,370,000	5.81	152,500	11.1
Forfeited	(1,100)	32.4	(42,778)	17.23	(17,723)	17.25
Expired	-	-	(454)	410	(415)	1074
Outstanding at year end	1,673,850	7.00	1,674,950	7.02	348,182	13.6
Exercisable at year end	1,039,579	7.57	530,054	8.78	143,311	16.05